Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 28, 2016	Dec. 31, 2015	May 01, 2015	Dec. 31, 2014
Empower Lifetime 2015 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2015 Fund (Institutional Class/MXNYX)
Account Value	$ 16,269.36	$ 15,231.09	$ 13,759.97	$ 15,628.19	$ 14,357.55	$ 12,880.19		$ 11,148.79	$ 11,616.95	$ 10,415.05		$ 9,682.12	$ 10,000
Empower Lifetime 2015 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2015 Fund (Investor Class/MXLYX)
Account Value	$ 16,087.61	15,116.3	13,700.51	15,615.82	14,395.11	12,968.57		11,260.37	11,781.1	10,601.19		9,884.56		$ 10,000
Empower Lifetime 2015 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2015 Fund (Service Class/MXLZX)
Account Value	$ 15,949.89	14,991.82	13,607.15	15,525.34	14,323.59	12,902.98		11,223.88	11,746.61	10,584.44		9,875.38		10,000
Empower Lifetime 2020 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2020 Fund (Institutional Class/MXAKX)
Account Value	$ 16,870.14	15,725.45	14,129.36	16,169.06	14,752.79	13,205.15		11,305.78	11,848.43	10,503.00	$ 10,000.00
Empower Lifetime 2020 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2020 Fund (Investor Class/MXAGX)
Account Value	$ 16,378.56	15,314.5	13,800.68	15,854.29	14,522.57	13,046.96		11,204.88	11,787.16	10,484	10,000
Empower Lifetime 2020 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2020 Fund (Service Class/MXAHX)
Account Value	$ 16,249.13	15,219.69	13,728.88	15,775.54	14,457.05	12,999.78		11,183.57	11,774.66	10,485	10,000
Empower Lifetime 2025 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2025 Fund (Institutional Class/MXQBX)
Account Value	$ 17,411.74	16,147.63	14,394.69	16,626.95	15,044.29	13,352.52		11,274.61	11,919.45	10,404.55		9,600.95	10,000
Empower Lifetime 2025 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2025 Fund (Investor Class/MXELX)
Account Value	$ 17,318.78	16,136.08	14,418.77	16,733.12	15,189.83	13,533.35		11,467.97	12,165.02	10,657.98		9,856.64		10,000
Empower Lifetime 2025 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2025 Fund (Service Class/MXFLX)
Account Value	$ 17,162.31	15,989.41	14,311.41	16,617.8	15,094.74	13,463.03		11,419.99	12,125.71	10,640.32		9,845.76		10,000
Empower Lifetime 2030 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2030 Fund (Institutional Class/MXAYX)
Account Value	$ 18,655.17	17,187.03	15,163.75	17,691.61	15,796.08	13,980.07		11,599.79	12,396.91	10,632	10,000
Empower Lifetime 2030 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2030 Fund (Investor Class/MXATX)
Account Value	$ 18,087.3	16,737.8	14,803.4	17,338.26	15,536.07	13,796.35		11,496.96	12,327.86	10,611	10,000
Empower Lifetime 2030 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2030 Fund (Service Class/MXAUX)
Account Value	$ 17,966.94	16,638.61	14,734.13	17,276.43	15,489	13,768		11,488.65	12,329.52	10,617	10,000
Empower Lifetime 2035 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2035 Fund (Institutional Class/MXTBX)
Account Value	$ 19,381.86	17,694.37	15,398.02	18,176.53	15,968.14	14,026.82		11,443.00	12,378.83	10,429.55		9,519.49	10,000.00
Empower Lifetime 2035 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2035 Fund (Investor Class/MXKLX)
Account Value	$ 19,364.57	17,734.04	15,502.27	18,371.81	16,192.33	14,291.55		11,698.08	12,697.37	10,727.75		9,838.36		10,000
Empower Lifetime 2035 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2035 Fund (Service Class/MXLLX)
Account Value	$ 19,187.09	17,592.94	15,388.68	18,254.48	16,105.95	14,216.57		11,644.33	12,650.01	10,708.55		9,826.16		10,000
Empower Lifetime 2040 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2040 Fund (Institutional Class/MXBGX)
Account Value	$ 20,779.29	18,803.44	16,195.56	19,279.58	16,689.39	14,638.53		11,788.15	12,869.16	10,744	10,000
Empower Lifetime 2040 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2040 Fund (Investor Class/MXBDX)
Account Value	$ 20,183.87	18,318.12	15,828.85	18,911.6	16,429.16	14,462.29		11,679.15	12,800.47	10,709	10,000
Empower Lifetime 2040 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2040 Fund (Service Class/MXBEX)
Account Value	$ 19,991.28182	18,164.34904	15,712.40178	18,796.20216	16,348.78852	14,400.41269		11,647.99214	12,778.9272	10,708	10,000
Empower Lifetime 2045 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2045 Fund (Institutional Class/MXWEX)
Account Value	$ 20,716.41	18,635	15,901.64	19,053.01	16,369.97	14,318.18		11,441.73	12,574.71	10,412.97		9,476.68	10,000
Empower Lifetime 2045 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2045 Fund (Investor Class/MXQLX)
Account Value	$ 20,778.25	18,749.38	16,062.4	19,309.67	16,643.4	14,613.57		11,729.33	12,940.57	10,745.3		9,810.37		10,000
Empower Lifetime 2045 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2045 Fund (Service Class/MXRLX)
Account Value	$ 20,591.15	18,591.7	15,949.04	19,196.63	16,561.67	14,552.04		11,687.44	12,904.32	10,729.46		9,807.55		10,000
Empower Lifetime 2050 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2050 Fund (Institutional Class/MXBSX)
Account Value	$ 21,528.29	19,310.09	16,444.04	19,727.92	16,925.12	14,807.63		11,819.63	13,018.64	10,745	10,000
Empower Lifetime 2050 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2050 Fund (Investor Class/MXBOX)
Account Value	$ 20,864.93	18,773.68	16,038.73	19,311.49	16,626.34	14,589.63		11,688.53	12,921.22	10,715	10,000
Empower Lifetime 2050 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2050 Fund (Service Class/MXBQX)
Account Value	$ 20,706.25	18,650.47	15,959.69	19,245.14	16,582.06	14,572.51		11,676.69	12,931	10,716	10,000
Empower Lifetime 2055 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2055 Fund (Institutional Class/MXZHX)
Account Value	$ 20,652.14	18,537.39	15,774.31	18,982.37	16,288.28	14,246.73		11,380.08	12,564.96	10,363.71		9,432.7	10,000
Empower Lifetime 2055 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2055 Fund (Investor Class/MXWLX)
Account Value	$ 20,753.46	18,680.79	15,958.91	19,258.43	16,587.8	14,555.81		11,672.66	12,933.69	10,706.7		9,783.17		10,000
Empower Lifetime 2055 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2055 Fund (Service Class/MXXLX)
Account Value	$ 20,576.79	18,537.17	15,860.19	19,144.41	16,512.35	14,508.7		11,634.88	12,901.84	10,691.84		9,774.05		10,000
Empower Lifetime 2060 Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2060 Fund (Institutional Class/MXGUX)
Account Value	$ 15,720.46	14,120.75	12,033.09	14,470.56	12,446.72	10,880	$ 10,000
Empower Lifetime 2060 Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2060 Fund (Investor Class/MXGNX)
Account Value	$ 15,413.99	13,899.17	11,883.04	14,333.55	12,368.24	10,856	10,000
Empower Lifetime 2060 Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2060 Fund (Service Class/MXGQX)
Account Value	$ 15,355.04	13,856.78	11,854.24	14,307.69	12,367.26	10,858	10,000
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 22,971.31	19,551.94	15,999.72	19,598.83	16,533.88	14,222.1	10,000	11,234.12	12,401.83	10,003.72	10,000	9,274.36	10,000.00	10,000
Morningstar Lifetime Moderate 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2015
Account Value	$ 15,728.33	14,660.09	13,244.9	15,678.46	14,475.14	12,847.39		11,047.96	11,453.06	10,281.95		9,600.05	10,000	10,000
Morningstar Lifetime Moderate 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2020
Account Value	$ 16,190.33	15,061.41	13,531.07	16,257.18	14,909.33	13,156.92		11,175.31	11,660.7	10,338.87	10,000
Morningstar Lifetime Moderate 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2025
Account Value	$ 16,742.2	15,506.46	13,826.39	16,775.18	15,236.93	13,405.07		11,230.34	11,809.36	10,310.19		9,512.11	10,000	10,000
Morningstar Lifetime Moderate 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2030
Account Value	$ 17,952.49	16,495.9	14,556.22	17,738.23	15,881.77	13,968.88		11,521.49	12,234.04	10,492.92	10,000
Morningstar Lifetime Moderate 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2035
Account Value	$ 18,823.32	17,084.45	14,877.48	18,089.14	15,919.02	14,040.37		11,411.34	12,246.09	10,332.51		9,387.49	10,000.00	10,000
Morningstar Lifetime Moderate 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2040
Account Value	$ 20,509.37	18,361.12	15,782.48	19,099.44	16,557.14	14,640.08		11,773.3	12,748.85	10,635.83	10,000
Morningstar Lifetime Moderate 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2045
Account Value	$ 20,601.21	18,254.32	15,550.53	18,749.3	16,113.46	14,266.11		11,415.64	12,430.67	10,313.32		9,304.74	10,000	10,000
Morningstar Lifetime Moderate 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2050
Account Value	$ 21,557.27	19,016.7	16,136.96	19,420.77	16,655.81	14,751.34		11,792.95	12,875.61	10,660.42	$ 10,000
Morningstar Lifetime Moderate 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2055
Account Value	$ 20,725.56	18,287.34	15,510.8	18,671.3	16,026.34	14,194.38		$ 11,350.74	$ 12,414.62	$ 10,264.13		$ 9,254.94	$ 10,000	$ 10,000
Morningstar Lifetime Moderate 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2060
Account Value	$ 15,782.99	$ 13,949.27	$ 11,835.1	$ 14,255.29	$ 12,254.57	$ 10,854.91	$ 10,000